Submission	Aug. 01, 2025
Submission [Line Items]
Central Index Key	0001970065
Registrant Name	CONCENTRA BIOSCIENCES, LLC
Form Type	SC TO
Submission Type	SC TO-T
Fee Exhibit Type	EX-FILING FEES